Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of tax reconciliation

The significant components of income tax for the years ending December 31, 2019 and 2018 were as follows:

Tax reconciliation:

	2018	2019	2020
	EUR k	EUR k	EUR k
Loss before tax	(71,131)	(100,125)	(129,848)
Expected tax benefit (based on statutory tax rate of 29.13% in 2020, 2019 and 2018)	20,744	29,162	37,818
Adjustments in respect of current income tax of previous years	42	—	18
Adjustments in respect of deferred income tax of previous years	—	—	160
Effects from Recognition or Non-Recognition of DTA through Equity	—	—	(1,012)
Effects of (Non-) Recognition of tax loss carryforwards recognized in prior years	—	—	(1,716)
Effects from differences between Group and local tax rates	10	8	8
Effects resulting from non-recognition of tax loss carryforwards	(22,428)	(22,836)	(30,168)
Effects resulting from non-recognition of DTA/DTL	—	—	(179)
Non-recognition of DTA for deductible temporary differences from SBP this year	430	—	(2,946)
Non-deductible expenses for tax purposes
− Effects from non-deductible share-based-payments	1,209	(5,698)	—
− Effects from (additions/ deductions) for local trade taxes	(65)	(191)	(63)
− Other non-deductible expenses / including "Zinsschranke"	(53)	(78)	(1,154)
Other effects	—	(114)	(39)
Effective tax benefit/ (expense)	(110)	252	726

Schedule of Deferred taxes

Deferred taxes relate to the following:

	December 31, 2019	December 31, 2020
	EUR k	EUR k
Intangible assets	(4)	(4)
Property, plant and equipment	(694)	(1,075)
Right of use-assets	(301)	(8,458)
Other assets	(281)	(303)
Inventories	115	44
Trade Receivables	—	19
Contract assets	(426)	(235)
Other financial assets	2	—
Other current assets	—	(286)
Cash and cash equivalents	(283)	2,091
Assets	(5,473)	(8,207)
Share-based payments	56	—
Lease liabilities (non-current portion)	3,472	7,774
Financial liabilities / Convertible Loan	(1,987)	—
Other Non-current financial liabilities	—	53
Other non-current liabilities	25	(43)
Trade and other payables	9	434
Lease liabilities (current portion)	576	934
Other liabilities	(14)	(320)
Liabilities	2,136	8,830
Deferred Taxes on temporary differences	(3,337)	624
Non-Recognition of Deferred Tax Assets (DTA) on temporary differences	—	(1,391)
DTA on deductible temporary differences Share-based Payment	—	1,212
Deferred Taxes on loss carryforwards	1,716	—
Deferred Taxes Total	(1,621)	445

Schedule of unused tax losses carried forward

The following unused tax losses for which no deferred tax asset is recognized in the statement of financial position had been carried forward as of the end of the reporting periods:

Tax loss carryforwards	2018	2019	2020
	EUR k	EUR k	EUR k
Unused tax losses for corporate income tax	330,753	407,434	775,956
Unused tax losses for trade tax	329,210	405,123	773,165
Unused interest carryforward ("Zinsschranke")	—	—	3,627

Schedule of deductible temporary differences

The following deductible temporary differences for which no deferred tax asset is recognized in the statement of financial position had been carried forward as of the end of the reporting periods:

Deductible temporary differences	2018	2019	2020
	EUR k	EUR k	EUR k
Not recognized over P&L	—	—	109,272
Not recognized over equity	—	—	415,018